Average Annual Total Returns - Wells Capital Management Mid Cap Value Portfolio	Apr. 30, 2021
Russell Midcap Value Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	4.96%
5 Years	9.73%
10 Years	10.49%
Class A
Average Annual Return:
1 Year	2.93%
5 Years	8.91%
10 Years	8.89%
Class B
Average Annual Return:
1 Year	2.72%
5 Years	8.64%
10 Years	8.62%